STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2012		Fiscal Year 2011
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	3,057,000	$1.51	3,287,000	$1.41

Options Granted	—	—	—	—

Options Exercised	—	—

Options Expired/Forfeited	(58,000)	$0.10	(230,000)	$0.10

Options Vested

Outstanding at end of year	2,999,000	$1.53	3,057,000	$1.51

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The following table summarizes information about stock options outstanding at March 31, 2012:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01–1.00	920,000	7.2	$0.09	673,334	$0.08
1.01–2.00	99,000	5.8	$1.08	99,000	$1.08
2.01–3.00	1,980,000	4.5	$2.22	1,480,000	$2.21

$ 0.01–3.00		5.4	$1.53		$1.53